Reserves - Changes in Valuation Gain (Loss) on Derivatives (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reserves within equity [Line Items]
Balance as of December 31	₩ 735,238	₩ 40,139
Balance as of December 31	391,233	735,238
Valuation gain (loss) on derivatives [Member]
Disclosure of reserves within equity [Line Items]
Balance as of December 31	33,918	17,615
Amount recognized as other comprehensive income (loss) for the year, net of taxes	(25,630)	9,731
Amount reclassified to profit, net of taxes	6,175	6,572
Balance as of December 31	₩ 14,463	₩ 33,918